Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Measurements
Fair Value Measurements

11.   Fair Value Measurements

Fair value measurements are based on the premise that fair value represents an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the following three-tier fair value hierarchy has been used in determining the inputs used in measuring fair value:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities on the reporting date.
•	Level 2 — Inputs, other than quoted prices in active markets (Level 1), that are observable for the asset or liability, either directly or indirectly.
•	Level 3 — Unobservable inputs in which there is little or no market data, which require the entity to develop its own assumptions

Financial instruments

Certain financial instruments which are not measured at fair value on a recurring basis include cash and cash equivalents, accounts receivable and accounts payable, which approximate fair value due to their short-term nature. The financial instrument that potentially subjects the Company to concentrations of credit risk consists primarily of accounts receivable.

We estimate the fair value of long-term debt, including current maturities of finance lease obligations, based on estimates using present value techniques that are significantly affected by the assumptions used concerning the amount and timing of estimated future cash flows and discount rates that reflect varying degrees of risk. Assumptions include interest rates currently available for instruments with similar terms as well as the five, seven, and eight-year Treasury bill rates. As such, this is considered a Level 2 fair value measurement.

As of December 31, 2020 and 2019, the Company’s carrying amount and fair value of long-term debt consisted of the following:

	As of December 31,
	2020		2019
	Carrying		Carrying
(in thousands)	Amount	Fair Value	Amount	Fair Value
Liabilities:
Term Loan G, net of discount	$2,337,169	$2,390,720	$2,703,805	$2,769,645
7.125% Notes, net of premium	—	—	1,570,327	1,544,976
5.750% Notes, net of discount	1,300,000	1,300,000	—	—
Senior PIK Note, net of discount	—	—	1,171,291	1,191,694
Senior Convertible PIK Notes, net of discount	970,506	970,506	—	—
Finance lease obligations	92	92	101	101
Total Liabilities	$4,607,767	$4,661,318	$5,445,524	$5,506,416

Recurring fair value measurements

Prior to the Transactions, we measured our 2016 Class B Unit Incentive Plan at fair market value on a recurring basis. The fair value of the stock-based compensation awards was determined based on significant inputs not observable in the market which would represent a level 3 measurement within the fair value hierarchy. The Company uses a Monte Carlo simulation to estimate the fair value of the stock-based compensation awards. See Note 15 Stock-Based Compensation for further information.

The Private Placement Warrants and unvested founder shares are measured at fair value on a recurring basis. The fair value of these instruments was determined based on significant inputs not observable in the market which would represent a level 3 measurement within the fair value hierarchy. The Company uses an option pricing simulation to estimate the fair value of these instruments.

Non-recurring fair value measurements

We also measure certain non-financial assets at fair value on a nonrecurring basis, primarily goodwill and long-lived tangible and intangible assets, in connection with periodic evaluations for potential impairment. We estimate the fair value of these assets using primarily unobservable inputs and, as such, these are considered Level 3 fair value measurements. There were no material impairment charges for these assets for fiscal years 2020, 2019 and 2018.

For additional information related to goodwill, intangible assets, long-lived assets and impairments, see Note 2 Summary of Significant Accounting Policies.